Guarantor Financial Statements (Unaudited) Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
ASSETS
Current assets, other than assets held for sale		$ 6,470	$ 6,718
Current assets held for sale		763	744
Property, plant, equipment and mining development costs, net		24,132	24,246
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		1,700	2,262
Not subject to amortization		1,743	4,831
Investments in consolidated subsidiaries		0	0
Other assets		3,742	3,652
Long-term assets held for sale		4,114	4,124
Total assets		42,664	46,577	$ 56,065
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		4,326	4,199
Current liabilities held for sale		100	108
Long-term debt, less current portion		19,638	19,779
Deferred income taxes		3,765	3,607
Environmental and asset retirement obligations, less current portion		3,740	3,717
Investments in consolidated subsidiaries		0	0
Other liabilities		1,642	1,641
Long-term liabilities held for sale		716	718
Total liabilities		33,927	33,769
Redeemable noncontrolling interest		767	764
Equity:
Stockholders' equity		3,692	7,828
Noncontrolling interests		4,278	4,216
Total equity		7,970	12,044
Total liabilities and equity		42,664	46,577
FCX Issuer [Member]
ASSETS
Current assets, other than assets held for sale		272	181
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		25	26
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		0	0
Not subject to amortization		0	0
Investments in consolidated subsidiaries		20,674	24,311
Other assets		1,135	5,038
Long-term assets held for sale		0	0
Total assets		22,106	29,556
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		2,714	6,012
Current liabilities held for sale		0	0
Long-term debt, less current portion		14,599	14,735
Deferred income taxes	[1]	1,060	941
Environmental and asset retirement obligations, less current portion		0	0
Investments in consolidated subsidiaries		0	0
Other liabilities		41	40
Long-term liabilities held for sale		0	0
Total liabilities		18,414	21,728
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		3,692	7,828
Noncontrolling interests		0	0
Total equity		3,692	7,828
Total liabilities and equity		22,106	29,556
FM O&G LLC Guarantor [Member]
ASSETS
Current assets, other than assets held for sale		2,600	3,831
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		59	57
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		517	710
Not subject to amortization		415	1,393
Investments in consolidated subsidiaries		0	0
Other assets		34	1,826
Long-term assets held for sale		0	0
Total assets		3,625	7,817
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		660	666
Current liabilities held for sale		0	0
Long-term debt, less current portion		6,592	5,883
Deferred income taxes		0	0
Environmental and asset retirement obligations, less current portion		310	305
Investments in consolidated subsidiaries		483	0
Other liabilities		3,355	3,360
Long-term liabilities held for sale		0	0
Total liabilities		11,400	10,214
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		(7,775)	(2,397)
Noncontrolling interests		0	0
Total equity		(7,775)	(2,397)
Total liabilities and equity		3,625	7,817
Non-Guarantor Subsidiaries [Member]
ASSETS
Current assets, other than assets held for sale		7,329	10,238
Current assets held for sale		763	744
Property, plant, equipment and mining development costs, net		24,048	24,163
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		1,183	1,552
Not subject to amortization		1,326	3,432
Investments in consolidated subsidiaries		0	0
Other assets		3,663	3,586
Long-term assets held for sale		4,114	4,124
Total assets		42,426	47,839
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		4,682	5,047
Current liabilities held for sale		100	108
Long-term debt, less current portion		11,818	11,594
Deferred income taxes		2,705	2,666
Environmental and asset retirement obligations, less current portion		3,430	3,412
Investments in consolidated subsidiaries		7,775	2,397
Other liabilities		1,734	1,732
Long-term liabilities held for sale		716	718
Total liabilities		32,960	27,674
Redeemable noncontrolling interest		767	764
Equity:
Stockholders' equity		4,966	15,725
Noncontrolling interests		3,733	3,676
Total equity		8,699	19,401
Total liabilities and equity		42,426	47,839
Eliminations [Member]
ASSETS
Current assets, other than assets held for sale		(3,731)	(7,532)
Current assets held for sale		0	0
Property, plant, equipment and mining development costs, net		0	0
Oil and gas properties, net - full cost method
Subject to amortization, less accumulated amortization and impairment		0	0
Not subject to amortization		2	6
Investments in consolidated subsidiaries		(20,674)	(24,311)
Other assets		(1,090)	(6,798)
Long-term assets held for sale		0	0
Total assets		(25,493)	(38,635)
LIABILITIES AND EQUITY
Current liabilities, other than liabilities held for sale		(3,730)	(7,526)
Current liabilities held for sale		0	0
Long-term debt, less current portion		(13,371)	(12,433)
Deferred income taxes		0	0
Environmental and asset retirement obligations, less current portion		0	0
Investments in consolidated subsidiaries		(8,258)	(2,397)
Other liabilities		(3,488)	(3,491)
Long-term liabilities held for sale		0	0
Total liabilities		(28,847)	(25,847)
Redeemable noncontrolling interest		0	0
Equity:
Stockholders' equity		2,809	(13,328)
Noncontrolling interests		545	540
Total equity		3,354	(12,788)
Total liabilities and equity		$ (25,493)	$ (38,635)

[1]	All U.S. related deferred income taxes are recorded at the parent company.